ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 18, 2021	May 13, 2020
Bad debt expense	$ 20,579		$ 0		$ 79,305	$ 12,000	$ 12,000	$ 23,500
Noncontrolling interest percentage				10.04%
Description of shares				775,000 shares of Series E Preferred Stock of RGI convertible into 3,875,000 shares of the Company’s common stock. As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock and in excess of 50% of the total voting power.
Deferred revenue							59,037	$ 145,474
Deferred revenues associated with placement services		$ 52,466					6,571
Deferred revenues	$ 677,506				677,506		$ 51,537
Earning per share	$ (0.32)						$ (8.75)	$ (20.9)
Allowance for doubtful accounts	$ 125,158				125,158		$ 33,000	$ 21,000
Disrupt recruiting staff expenses					120,000,000,000		120,000,000,000
Advertising and marketing costs	138,442		$ 22,357		$ 270,991	$ 62,668	$ 82,904	$ 119,597
Antidilutive Securities			24,521,679		9,364,849
Exceed federally insured limits	$ 4,440,491				$ 4,440,491
Common stock, shares authorized	100,000,000				100,000,000		100,000,000	100,000,000
Reverse stock split [Member]
Common stock, shares authorized	100,000,000				100,000,000				250,000,000	250,000,000
Merger Agreement
Common stock, shares authorized	250,000,000				250,000,000					31,250,000
Customer One | Accounts Receivable
Noncontrolling interest percentage					12.00%		32.00%	19.00%
Customer One | Total Revenue
Noncontrolling interest percentage					14.00%	33.00%	30.00%	32.00%
Customer Two | Accounts Receivable
Noncontrolling interest percentage					11.00%		19.00%	15.00%
Customer Two | Total Revenue
Noncontrolling interest percentage					12.00%	16.00%	20.00%	17.00%
Customer Three | Total Revenue
Noncontrolling interest percentage						13.00%	11.00%	13.00%
International Sources
Noncontrolling interest percentage					3.00%	3.00%	3.00%	4.00%